Statement of Net Asset Available for Benefit (Statement) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets:
Investments, at fair value	$ 1,460,382,363	$ 1,242,861,811
Notes receivable from participants	1,479,016,425	17,176,868
Net assets available for benefits	$ 1,479,016,425	$ 1,260,038,679	$ 1,127,420,258